Liability for Unpaid Losses and Loss Adjustment Expenses - Schedule of Reconciliation of Changes in the Liability for Unpaid Losses And LAE (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Unpaid Loss and LAE beginning of period			$ 475,708	$ 279,392	$ 279,392	$ 562,716
Less: Reinsurance recoverables on unpaid losses and LAE			415,086	214,718	214,718	502,476
Net unpaid loss and LAE at beginning of period			60,622	64,674	64,674	60,240
Add: Losses and LAE, net of reinsurance, incurred related to:
Current period			70,507	64,786	94,019	89,344
Prior period			1,195	(6,762)	(3,187)	(2,595)
Total net losses and LAE incurred	$ 29,652	$ 25,017	71,702	58,024	90,832	86,749
Less: Losses and LAE paid, net of reinsurance, related to:
Current period			29,801	31,271	56,038	55,611
Prior period			32,232	31,125	38,846	26,704
Total net paid losses and LAE			62,033	62,396	94,884	82,315
Unpaid loss and LAE, net of reinsurance at end of period	70,291	60,302	70,291	60,302	60,622	64,674
Add: Reinsurance recoverables on unpaid losses and LAE	293,154	257,445	293,154	257,445	415,086	214,718
Unpaid loss and LAE at end of period	$ 363,445	$ 317,747	$ 363,445	$ 317,747	$ 475,708	$ 279,392